United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2022

Date of reporting period: May 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 4.04%
Energy - 3.73%
Oil, Gas & Consumable Fuels - 3.73%
Enterprise Products Partners LP	564,749	$15,485,418
Hess Midstream LP, Class A	358,959	11,698,474
Holly Energy Partners LP	410,438	7,798,322
Kinder Morgan, Inc.	386,631	7,612,764
Plains All American Pipeline LP	995,460	11,338,289

		53,933,267

Total Energy		53,933,267

Real Estate - 0.31%
Equity Real Estate Investment Trusts (REITs) - 0.31%
Farmland Partners, Inc.	299,245	4,494,660

Total Common Stocks (Cost $52,629,594)		58,427,927

CONVERTIBLE PREFERRED STOCKS - 0.65%
Energy - 0.51%
Oil, Gas & Consumable Fuels - 0.51%
Blueknight Energy Partners LP, Series A, 11.000%A B	854,877	7,334,845

Real Estate - 0.14%
Diversified Financial Services - 0.14%
AMG Capital Trust II, 5.150%, Due 10/15/2037	40,450	2,020,073

Total Convertible Preferred Stocks (Cost $9,276,801)		9,354,918

PREFERRED STOCKS - 1.34%
Energy - 0.50%
Oil, Gas & Consumable Fuels - 0.50%
Crestwood Equity Partners LP, 9.250%A	744,124	7,203,120

Financials - 0.84%
Mortgage Real Estate Investment Trusts (REITs) - 0.84%
Annaly Capital Management, Inc., Series F, 6.950%, (3 mo. USD LIBOR + 4.993%)A C	207,482	5,072,935
Annaly Capital Management, Inc., Series G, 6.500%, (3 mo. USD LIBOR + 4.172%)A C	152,723	3,558,446
Annaly Capital Management, Inc., Series I, 6.750%, (3 mo. USD LIBOR + 4.989%)A C	145,634	3,518,517

Total Financials		12,149,898

Total Preferred Stocks (Cost $19,909,720)		19,353,018

	Principal Amount*
CORPORATE OBLIGATIONS - 70.91%
Communications - 3.92%
Advertising - 1.46%
Lamar Media Corp., 3.625%, Due 1/15/2031	$23,776,000	21,122,896

Internet - 1.50%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.250%, Due 12/1/2027D	8,395,000	8,342,279
3.500%, Due 3/1/2029D	14,425,000	13,347,272

		21,689,551

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 70.91% (continued)
Communications - 3.92% (continued)
Media - 0.96%
Townsquare Media, Inc., 6.875%, Due 2/1/2026D	$14,215,000	$13,859,625

Total Communications		56,672,072

Consumer, Cyclical - 15.14%
Entertainment - 5.81%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029D	24,432,000	20,845,382
Churchill Downs, Inc., 4.750%, Due 1/15/2028D	19,082,000	18,080,672
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	27,680,000	24,773,600
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027D	20,797,000	20,264,597

		83,964,251

Household Products/Wares - 1.26%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025D	17,775,000	18,168,005

Leisure Time - 1.00%
Carnival Corp., 6.650%, Due 1/15/2028	16,230,000	14,485,519

Lodging - 4.71%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	27,030,000	24,732,450
Marriott Ownership Resorts, Inc.,
4.750%, Due 1/15/2028	14,445,000	13,289,400
4.500%, Due 6/15/2029D	7,525,000	6,685,586
Station Casinos LLC, 4.500%, Due 2/15/2028D	25,908,000	23,444,732

		68,152,168

Retail - 2.36%
QVC, Inc.,
4.750%, Due 2/15/2027	5,515,000	4,764,298
5.950%, Due 3/15/2043	22,031,000	15,972,475
Victoria’s Secret & Co., 4.625%, Due 7/15/2029D	16,405,000	13,411,088

		34,147,861

Total Consumer, Cyclical		218,917,804

Consumer, Non-Cyclical - 27.60%
Agriculture - 1.77%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027D	11,771,000	11,535,580
Turning Point Brands, Inc., 5.625%, Due 2/15/2026D	15,310,000	14,030,278

		25,565,858

Commercial Services - 3.22%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027D	20,823,000	20,008,293
Carriage Services, Inc., 4.250%, Due 5/15/2029D	23,095,000	19,515,275
TriNet Group, Inc., 3.500%, Due 3/1/2029D	7,903,000	7,045,604

		46,569,172

Food - 3.47%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, Due 1/15/2030D	13,459,000	13,055,230
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029D	16,630,000	14,956,689
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	25,710,000	22,239,150

		50,251,069

Health Care - Products - 3.50%
Avantor Funding, Inc., 4.625%, Due 7/15/2028D	17,780,000	17,309,364

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 70.91% (continued)
Consumer, Non-Cyclical - 27.60% (continued)
Health Care - Products - 3.50% (continued)
Mozart Debt Merger Sub, Inc., 3.875%, Due 4/1/2029D	$		18,785,000	$16,976,944
Teleflex, Inc., 4.250%, Due 6/1/2028D			16,942,000	16,272,039

				50,558,347

Health Care - Services - 11.31%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028D			25,158,000	24,874,972
Centene Corp., 3.000%, Due 10/15/2030			16,609,000	14,805,263
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029D			16,695,000	15,461,110
Encompass Health Corp., 4.750%, Due 2/1/2030			20,265,000	18,538,625
HCA, Inc., 3.500%, Due 9/1/2030			14,150,000	12,929,562
MEDNAX, Inc., 5.375%, Due 2/15/2030D			22,084,000	19,401,236
Select Medical Corp., 6.250%, Due 8/15/2026D			23,377,000	23,320,194
Syneos Health, Inc., 3.625%, Due 1/15/2029D			14,079,000	12,386,704
Tenet Healthcare Corp., 4.875%, Due 1/1/2026D			21,804,000	21,793,098

				163,510,764

Pharmaceuticals - 4.33%
Elanco Animal Health, Inc., 6.400%, Due 8/28/2028			20,965,000	21,547,827
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027D			21,061,000	21,113,652
Prestige Brands, Inc., 3.750%, Due 4/1/2031D			23,680,000	20,005,101

				62,666,580

Total Consumer, Non-Cyclical				399,121,790

Energy - 0.69%
Pipelines - 0.69%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027D			10,406,000	10,039,709

Financial - 1.74%
Diversified Financial Services - 1.74%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028D		GBP	10,815,000	11,914,260
PRA Group, Inc., 5.000%, Due 10/1/2029D			14,685,000	13,268,044

				25,182,304

Total Financial				25,182,304

Industrial - 11.28%
Electronics - 1.63%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D			26,571,000	23,507,334

Engineering & Construction - 0.84%
AECOM, 5.125%, Due 3/15/2027			12,111,000	12,095,256

Environmental Control - 1.24%
Stericycle, Inc., 3.875%, Due 1/15/2029D			19,781,000	17,959,170

Machinery - Construction & Mining - 1.39%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D			22,533,000	20,167,035

Machinery - Diversified - 2.36%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024D			17,095,000	16,787,290
Mueller Water Products, Inc., 4.000%, Due 6/15/2029D			19,157,000	17,384,977

				34,172,267

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 70.91% (continued)
Industrial - 11.28% (continued)
Packaging & Containers - 0.92%
TriMas Corp., 4.125%, Due 4/15/2029D	$		14,706,000	$13,382,460

Transportation - 2.90%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 11.250%, Due 8/15/2022D			12,880,000	12,854,240
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025D			28,840,000	29,060,993

				41,915,233

Total Industrial				163,198,755

Technology - 10.54%
Computers - 5.12%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028D			21,556,000	20,159,593
KBR, Inc., 4.750%, Due 9/30/2028D			21,296,000	19,752,040
Leidos, Inc.,
7.125%, Due 7/1/2032			7,020,000	8,000,914
5.500%, Due 7/1/2033			8,771,000	8,770,211
Science Applications International Corp., 4.875%, Due 4/1/2028D			18,093,000	17,267,597

				73,950,355

Semiconductors - 3.46%
Entegris, Inc., 3.625%, Due 5/1/2029D			21,485,000	19,010,874
Qorvo, Inc., 3.375%, Due 4/1/2031D			23,509,000	19,674,682
Synaptics, Inc., 4.000%, Due 6/15/2029D			12,600,000	11,340,000

				50,025,556

Software - 1.96%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028D			19,715,000	18,482,812
Clarivate Science Holdings Corp., 3.875%, Due 7/1/2028D			10,925,000	9,908,528

				28,391,340

Total Technology				152,367,251

Total Corporate Obligations (Cost $1,101,415,962)				1,025,499,685

CONVERTIBLE OBLIGATIONS - 1.32%
Financial - 1.32%
Diversified Financial Services - 1.32%
Coinbase Global, Inc., 0.500%, Due 06/1/2026D			7,440,000	5,215,440
EZCORP, Inc., 2.375%, Due 05/1/2025			15,085,000	13,817,860

Total Financial				19,033,300

Total Convertible Obligations (Cost $20,730,809)				19,033,300

FOREIGN CONVERTIBLE OBLIGATIONS - 3.07%
Consumer, Non-Cyclical - 0.62%
Biotechnology - 0.62%
Pharming Group NV, 3.000%, Due 01/21/2025E		EUR	9,500,000	9,019,686

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 3.07% (continued)
Industrial - 2.45%
Transportation - 2.45%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2025D	$		30,025,000	$35,421,557

Total Foreign Convertible Obligations (Cost $40,485,780)				44,441,243

FOREIGN CORPORATE OBLIGATIONS - 14.13%
Consumer, Cyclical - 2.31%
Entertainment - 2.31%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E		GBP	11,200,000	14,042,551
William Hill Ltd., 4.750%, Due 5/1/2026E		GBP	15,302,000	19,330,251

				33,372,802

Total Consumer, Cyclical				33,372,802

Consumer, Non-Cyclical - 2.31%
Food - 1.19%
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)			14,594,704	2,189,206
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)D E			25,077,278	15,046,367

				17,235,573

Pharmaceuticals - 1.12%
180 Medical, Inc., 3.875%, Due 10/15/2029D			17,750,000	16,153,409

Total Consumer, Non-Cyclical				33,388,982

Energy - 6.65%
Oil & Gas - 6.65%
Baytex Energy Corp., 8.750%, Due 4/1/2027D			25,990,000	27,289,500
CES Energy Solutions Corp., 6.375%, Due 10/21/2024D		CAD	26,125,000	20,912,806
Greenfire Resources, Inc., 12.000%, Due 8/15/2025D			19,562,000	20,811,794
OKEA ASA, 8.750%, Due 12/11/2024			11,100,000	11,424,588
Secure Energy Services, Inc., 7.250%, Due 12/30/2026D		CAD	20,153,000	15,667,557

				96,106,245

Total Energy				96,106,245

Industrial - 2.86%
Environmental Control - 0.35%
Tervita Corp., 11.000%, Due 12/1/2025D			4,682,000	5,150,200

Machinery - Diversified - 0.98%
ATS Automation Tooling Systems, Inc., 4.125%, Due 12/15/2028D			15,895,000	14,191,056

Transportation - 1.53%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026			22,650,000	22,083,750

Total Industrial				41,425,006

Total Foreign Corporate Obligations (Cost $213,844,554)				204,293,035

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.03% (Cost $14,872,061)
Investment Companies - 1.03%
American Beacon U.S. Government Money Market Select Fund, 0.50%F G	14,872,061	$14,872,061

TOTAL INVESTMENTS - 96.49% (Cost $1,473,165,281)		1,395,275,187
OTHER ASSETS, NET OF LIABILITIES - 3.51%		50,816,277

TOTAL NET ASSETS - 100.00%		$1,446,091,464

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	A type of Preferred Stock that has no maturity date.
B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2022.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,012,797,975 or 70.04% of net assets. The Fund has no right to demand registration of these securities.

E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on May 31, 2022:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	582	June 2022	$(47,723,145)	$(45,850,687)	$1,872,458
CME Canadian Dollar Currency Futures	467	June 2022	(36,601,084)	(36,928,025)	(326,941)
CME Euro Foreign Exchange Currency Futures	68	June 2022	(9,394,393)	(9,130,700)	263,693

			$(93,718,622)	$(91,909,412)	$1,809,210

Glossary:

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Index Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2022, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$58,427,927	$—	$—	$58,427,927
Convertible Preferred Stocks	—	9,354,918	—	9,354,918
Preferred Stocks	12,149,898	7,203,120	—	19,353,018
Corporate Obligations	—	1,025,499,685	—	1,025,499,685
Convertible Obligations	—	19,033,300	—	19,033,300
Foreign Convertible Obligations	—	44,441,243	—	44,441,243
Foreign Corporate Obligations	—	204,293,035	—	204,293,035
Short-Term Investments	14,872,061	—	—	14,872,061

Total Investments in Securities - Assets	$85,449,886	$1,309,825,301	$—	$1,395,275,187

Financial Derivative Instruments - Assets
Short Futures Contracts	$2,136,151	$—	$—	$2,136,151

Total Financial Derivative Instruments - Assets	$2,136,151	$—	$—	$2,136,151

Financial Derivative Instruments - Liabilities
Short Futures Contracts	$(326,941)	$—	$—	$(326,941)

Total Financial Derivative Instruments - Liabilities	$(326,941)	$—	$—	$(326,941)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2022, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 05/31/2022	Unrealized Appreciation (Depreciation) at Period End*
Common Stock	$1,257,261	$—	$782,475	$—	$—	$(474,786)	$—	$—	$—	$—
Convertible Obligations	13,613,887	—	12,277,899	15,239	—	(1,351,227)	—	—	—	—

	$14,871,148	$—	$13,060,374	$15,239	$—	$(1,826,013)	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.29%
Consumer Discretionary - 1.17%
Commercial Services & Supplies - 0.00%
Constellis Holdings LLCA	69,609	$11,834

Entertainment - 1.15%
Cirque Du Soleil, Inc.A	698,070	7,213,157
Deluxe EntertainmentA B C	102,794	—

		7,213,157

Specialty Retail - 0.02%
Riverbed Holdings, Inc.A	15,164	116,763

Total Consumer Discretionary		7,341,754

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	533,359	5,334

Financials - 0.12%
Diversified Financial Services - 0.12%
Gee Acquisition Holdings Corp.A	94,492	755,936
RCS 2L EscrowA B C	667	—

		755,936

Total Financials		755,936

Information Technology - 0.00%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	5,637
Internap Corp.A	87,247	13,087

		18,724

Total Information Technology		18,724

Total Common Stocks (Cost $4,875,379)		8,121,748

WARRANTS - 0.17% (Cost $15,287)
Consumer Cyclical - 0.17%
CDS US Intermediate Holdings, Inc.A	485,314	1,091,956

PREFERRED STOCKS - 0.02% (Cost $339,302)
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Southcross Energy Partners LLCA D	2,077,530	103,876

	Principal Amount
BANK LOAN OBLIGATIONSE - 86.85%
Basic Materials - 4.19%
Chemicals - 3.57%
Ascend Performance Materials Operations LLC, 5.500%, Due 8/27/2026, 2021 Term Loan B, (3 mo. LIBOR + 4.750%)	$1,463,710	1,444,198
ASP Unifrax Holdings, Inc., 4.733% - 4.756%, Due 12/12/2025, Term Loan B, (3 mo. LIBOR + 3.750%)	2,518,013	2,330,421
Atotech BV, 3.560%, Due 3/18/2028, 2021 USD Term Loan B, (1 mo. LIBOR + 2.500%)	6,000,000	5,820,960
Illuminate Buyer LLC, 4.560%, Due 6/30/2027, 2021 Term Loan, (1 mo. LIBOR + 3.500%)	1,391,887	1,315,333
Lonza Group AG, 5.006%, Due 7/3/2028, USD Term Loan B, (3 mo. LIBOR + 4.000%)	1,620,244	1,502,274
LSF11 A5 Holdco LLC, Due 10/15/2028, Term LoanF	2,304,000	2,197,440
PMHC, Inc., Due 4/23/2029, 2022 Term Loan BF	2,727,000	2,429,948
SCIH Salt Holdings, Inc., 4.750%, Due 3/16/2027, 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.000%)	2,066,773	1,936,319

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Basic Materials - 4.19% (continued)
Chemicals - 3.57% (continued)
WR Grace & Co., 4.813%, Due 9/22/2028, 2021 Term Loan B, (3 mo. LIBOR + 3.750%)	$3,558,600	$3,460,739

		22,437,632

Iron/Steel - 0.62%
Phoenix Services International LLC, 4.810%, Due 3/1/2025, Term Loan, (1 mo. LIBOR + 3.750%)	4,736,201	3,862,988

Total Basic Materials		26,300,620

Communications - 10.95%
Advertising - 1.72%
ABG Intermediate Holdings LLC,
4.310%, Due 9/27/2024, 2021 Term Loan B, (1 mo. LIBOR + 3.500%)F	3,128,000	2,991,150
4.310%, Due 9/27/2024, 2021 Term Loan B, (1 mo. LIBOR + 3.250%)	2,892,008	2,830,552
CMG Media Corp., 4.560%, Due 12/17/2026, 2021 Term Loan, (1 mo. LIBOR + 3.500%)	1,992,424	1,907,746
Dotdash Meredith, Inc, 5.145%, Due 12/1/2028, Term Loan B, (1 mo. SOFR + 4.000%)	1,867,615	1,783,572
National CineMedia LLC, Due 6/20/2025, 2018 Term Loan BF	595,361	505,015
Red Ventures LLC,
4.560%, Due 11/8/2024, 2020 Term Loan B, (1 mo. LIBOR + 3.500%)F	419,000	401,193
4.560%, Due 11/8/2024, 2020 Term Loan B, (1 mo. LIBOR + 3.500%)	393,025	378,287

		10,797,515

Internet - 2.30%
CNT Holdings Corp., 7.595%, Due 11/6/2028, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 6.750%)	1,168,000	1,124,200
Endure Digital, Inc., 4.620%, Due 2/10/2028, Term Loan, (1 mo. LIBOR + 3.500%)	2,132,380	2,004,437
Hunter Holdco Ltd., 5.256%, Due 8/19/2028, USD Term Loan B, (3 mo. LIBOR + 4.250%)	2,976,028	2,886,747
I-Logic Technologies Bidco Ltd., 5.075%, Due 2/16/2028, 2021 USD Term Loan B, (1 mo. SOFR + 4.000%)	2,469,219	2,383,833
Internap Corp., 5.500%, Due 5/8/2025, 2020 PIK Second Out Term Loan, PIK (in-kind rate 3.500%)	436,480	209,510
ION Trading Finance Ltd., 5.810%, Due 4/3/2028, 2021 USD Term Loan, (1 mo. LIBOR + 4.750%)	2,623,178	2,507,941
Shutterfly, Inc., 6.060%, Due 9/25/2026, 2021 Term Loan, (1 mo. LIBOR + 5.000%)	3,877,830	3,322,021

		14,438,689

Media - 3.24%
Cengage Learning, Inc., 5.750%, Due 7/14/2026, 2021 Term Loan B, (3 mo. LIBOR + 4.750%)	2,232,755	2,125,114
Diamond Sports Group LLC,
Due 5/26/2026, 2022 First Priority Term LoanF	508,278	510,311
Due 8/24/2026, 2022 2nd Lien Term LoanF	916,527	274,729
GEE Holdings LLC,
9.000%, Due 3/24/2025, 2021 Exit Term Loan, (3 mo. LIBOR + 8.000%)	2,192,511	2,159,623
2.500%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)	1,719,149	1,530,043
Houghton Mifflin Harcourt Publishing Co., 6.384%, Due 4/9/2029, 2022 Term Loan, (1 mo. SOFR + 5.250%)	1,696,000	1,558,200
McGraw-Hill Global Education Holdings LLC, 5.554% - 5.810%, Due 7/28/2028, 2021 Term Loan, (1 mo. LIBOR + 4.750%, 6 mo. LIBOR + 4.750%)	1,910,388	1,811,678
NEP/NCP Holdco, Inc., 4.310%, Due 10/20/2025, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.250%)	1,966,172	1,866,231
Sinclair Television Group Inc.,
4.060%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. LIBOR + 3.000%)	2,992,462	2,827,877
4.884%, Due 4/21/2029, 2022 Term Loan B4, (3 mo. SOFR + 3.750%)	1,067,000	1,012,647

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Communications - 10.95% (continued)
Media - 3.24% (continued)
Univision Communications, Inc.,
4.310%, Due 3/15/2026, 2021 First Lien Term Loan B, (1 mo. LIBOR + 3.250%)	$2,946,565	$2,854,485
4.310%, Due 1/31/2029, 2022 Term Loan B, (1 mo. LIBOR + 3.250%)	1,874,000	1,790,251

		20,321,189

Telecommunications - 3.69%
Connect Finco SARL, 4.560%, Due 12/11/2026, 2021 Term Loan B, (1 mo. LIBOR + 3.500%)	2,954,869	2,829,287
Crown Subsea Communications Holding, Inc., 5.812%, Due 4/27/2027, 2021 Term Loan, (1 mo. LIBOR + 4.750%)	1,063,418	1,031,515
GoTo Group, Inc., 5.678%, Due 8/31/2027, Term Loan B, (1 mo. LIBOR + 4.750%)	1,533,076	1,318,445
Intelsat Jackson Holdings SA,
8.625%, Due 1/2/2024, 2017 Term Loan B5G	1,793	1,686
8.750%, Due 1/2/2024, 2017 Term Loan B4, (3 mo. PRIME + 5.500%)	2,644	2,485
Intrado Corp., 5.060%, Due 10/10/2024, 2017 Term Loan, (1 mo. LIBOR + 4.000%)	2,946,993	2,632,873
Maxar Technologies Ltd., 3.810%, Due 10/4/2024, Term Loan B, (3 mo. LIBOR + 2.750%)	3,258,111	3,158,608
MLN U.S. HoldCo LLC,
5.620%, Due 11/30/2025, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.500%)	3,314,183	2,728,501
9.870%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1 mo. LIBOR + 8.750%)	2,065,000	1,713,950
Plantronics, Inc., 3.560%, Due 7/2/2025, 2018 Term Loan B, (1 mo. LIBOR + 2.500%)	3,000,000	2,938,380
Telesat Canada, 3.810%, Due 12/7/2026, 2019 Term Loan B5, (1 mo. LIBOR + 2.750%)	1,936,000	1,390,687
U.S. Telepacific Corp., 7.250%, Due 5/1/2026, 2022 Term Loan, PIK (in-kind rate 7.250%)	1,698,700	941,080
West Corp., 4.560%, Due 10/10/2024, 2018 Term Loan B1, (1 mo. LIBOR + 3.500%)	2,779,495	2,466,802

		23,154,299

Total Communications		68,711,692

Consumer, Cyclical - 17.26%
Airlines - 2.29%
Air Canada, 4.250%, Due 8/11/2028, 2021 Term Loan B, (3 mo. LIBOR + 3.500%)	3,096,000	3,008,940
Mileage Plus Holdings LLC, 6.250%, Due 6/21/2027, 2020 Term Loan B, (3 mo. LIBOR + 5.250%)	5,523,000	5,596,622
SkyMiles IP Ltd., 4.813%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.750%)	3,006,000	3,031,551
United Airlines, Inc., 4.711%, Due 4/21/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.750%)	2,777,168	2,697,324

		14,334,437

Apparel - 0.88%
Champ Acquisition Corp., 6.506%, Due 12/19/2025, Term Loan, (3 mo. LIBOR + 5.500%)	3,771,171	3,714,603
S&S Holdings LLC, 5.803%, Due 3/11/2028, Term Loan, (3 mo. LIBOR + 5.000%)	1,917,033	1,819,264

		5,533,867

Auto Manufacturers - 0.16%
OEConnection LLC, 4.928% - 5.060%, Due 9/25/2026, 2019 Term Loan B, (1 mo. LIBOR + 4.000%)	1,073,666	1,014,614

Auto Parts & Equipment - 1.47%
Autokiniton U.S. Holdings, Inc., 5.620%, Due 4/6/2028, 2021 Term Loan B, (1 mo. LIBOR + 4.500%)	2,739,853	2,593,270
Clarios Global LP, 4.310%, Due 4/30/2026, 2021 USD Term Loan B, (1 mo. LIBOR + 3.250%)	3,500,000	3,356,185
IXS Holdings, Inc., 5.000%, Due 3/5/2027, 2020 Term Loan B, (3 mo. LIBOR + 4.250%)	825,392	731,157
Wheel Pros LLC, 5.428%, Due 5/11/2028, 2021 Term Loan, (1 mo. LIBOR + 4.500%)	3,097,435	2,548,601

		9,229,213

Distribution/Wholesale - 0.63%
BCPE Empire Holdings, Inc., 5.060%, Due 6/11/2026, 2019 Term Loan B, (1 mo. LIBOR + 4.000%)	2,527,788	2,388,759

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Consumer, Cyclical - 17.26% (continued)
Distribution/Wholesale - 0.63% (continued)
Fluid-Flow Products, Inc., 4.810%, Due 3/31/2028, Term Loan, (1 mo. LIBOR + 3.750%)	$1,655,518	$1,579,646

		3,968,405

Entertainment - 2.47%
Allen Media LLC, 6.301%, Due 2/10/2027, 2021 Term Loan B, (3 mo. LIBOR + 5.500%)	1,257,328	1,189,118
AMC Entertainment Holdings, Inc., 3.844%, Due 4/22/2026, 2019 Term Loan B, (1 mo. LIBOR + 3.000%)	1,994,859	1,753,601
AP Core Holdings LLC,
Due 9/1/2027, Amortization Term Loan B1F	2,722,003	2,572,293
Due 9/1/2027, High-Yield Term Loan B2F	2,502,000	2,383,155
CDS U.S. Intermediate Holdings, Inc.,
7.000%, Due 11/24/2025, 2020 First Lien Term Loan, (3 mo. LIBOR + 6.000%)	2,101,007	2,063,357
7.000%, Due 11/24/2027, 2020 2nd Lien Term Loan, PIK (in-kind rate 7.000%)	2,024,455	1,997,469
Crown Finance U.S., Inc., 4.000%, Due 2/28/2025, 2018 USD Term Loan, (3 mo. LIBOR + 2.500%)	3,088,597	2,171,685
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	86,941	8,181
2.500%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,070,577	—
Sweetwater Borrower LLC, 5.813%, Due 8/7/2028, Term Loan B, (1 mo. LIBOR + 4.750%)	1,551,784	1,365,570

		15,504,429

Home Furnishings - 0.71%
Mattress Firm, Inc., 5.640%, Due 9/25/2028, 2021 Term Loan B, (3 mo. LIBOR + 4.250%)	3,552,930	2,990,395
Weber-Stephen Products LLC, Due 10/30/2027, 2022 Incremental Term Loan BF	1,593,000	1,473,525

		4,463,920

Household Products/Wares - 0.56%
Solis IV BV, Due 2/26/2029, USD Term Loan B1F	3,868,000	3,487,659

Leisure Time - 2.30%
19th Holdings Golf LLC, 4.040%, Due 2/7/2029, 2022 Term Loan B, (1 mo. SOFR + 3.250%)	2,218,000	2,084,920
Callaway Golf Co., 5.560%, Due 1/2/2026, Term Loan B, (1 mo. LIBOR + 4.500%)	1,266,097	1,252,246
Carnival Corp.,
3.750%, Due 6/30/2025, USD Term Loan B, (3 mo. LIBOR + 3.000%)	1,994,924	1,917,621
4.000%, Due 10/18/2028, 2021 Incremental Term Loan B, (3 mo. LIBOR + 3.250%)	950,618	902,687
City Football Group Ltd., 4.598%, Due 7/21/2028, Term Loan, (3 mo. LIBOR + 3.500%)	2,753,100	2,577,590
TopGolf International, Inc., 7.211%, Due 2/9/2026, Term Loan B, (1 mo. LIBOR + 6.250%)	3,880,000	3,816,950
Varsity Brands, Inc., 4.560%, Due 12/15/2024, 2017 Term Loan B, (1 mo. LIBOR + 3.500%)	2,000,000	1,901,660

		14,453,674

Retail - 5.45%
At Home Group, Inc., 4.967%, Due 7/24/2028, Term Loan B, (3 mo. LIBOR + 4.000%)	1,029,813	881,138
BDF Acquisition Corp., 6.310%, Due 8/14/2023, 1st Lien Term Loan, (1 mo. LIBOR + 5.250%)	1,431,720	1,300,474
Foundation Building Materials Holding Co. LLC, 4.310% - 4.489%, Due 1/31/2028, 2021 Term Loan, (1 mo. LIBOR + 3.250%, 3 mo. LIBOR + 3.250%)	1,072,893	1,005,386
Great Outdoors Group LLC, 4.810%, Due 3/6/2028, 2021 Term Loan B1, (1 mo. LIBOR + 3.750%)	4,476,038	4,238,808
Harbor Freight Tools USA, Inc., 3.810%, Due 10/19/2027, 2021 Term Loan B, (1 mo. LIBOR + 2.750%)	1,618,251	1,492,238
IRB Holding Corp., Due 2/5/2025, 2020 Term Loan BF	1,000,000	965,000
Jo-Ann Stores, Inc., 5.964%, Due 7/7/2028, 2021 Term Loan B1, (3 mo. LIBOR + 4.750%)	1,660,014	1,336,311
Kodiak Building Partners, Inc., 4.310%, Due 3/12/2028, Term Loan B, (1 mo. LIBOR + 3.250%)	2,766,602	2,570,644
LBM Acquisition LLC, 4.810%, Due 12/17/2027, Term Loan B, (1 mo. LIBOR + 3.750%)	3,071,141	2,797,810
Les Schwab Tire Centers, 4.000%, Due 11/2/2027, Term Loan B, (3 mo. LIBOR + 3.250%)	2,711,630	2,608,263

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Consumer, Cyclical - 17.26% (continued)
Retail - 5.45% (continued)
LSF9 Atlantis Holdings LLC, 8.000%, Due 3/31/2029, 2022 Term Loan B, (3 mo. SOFR + 7.250%)	$519,000	$473,157
Michaels Cos., Inc., 5.256%, Due 4/15/2028, 2021 Term Loan B, (3 mo. LIBOR + 4.250%)	2,871,303	2,463,491
NPC International, Inc., 8.000%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. PRIME + 4.500%)B C	964,468	288,087
Rising Tide Holdings, Inc., 5.810%, Due 6/1/2028, Term Loan, (1 mo. LIBOR + 4.750%)	2,372,609	2,175,397
Serta Simmons Bedding LLC, 8.500%, Due 8/10/2023, 2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.500%)	4,886,272	3,530,331
SP PF Buyer LLC, 5.560%, Due 12/22/2025, Term Loan, (1 mo. LIBOR + 4.500%)	2,878,925	2,517,620
White Cap Buyer LLC, Due 10/19/2027, Term Loan BF	3,756,304	3,580,547

		34,224,702

Textiles - 0.34%
Runner Buyer, Inc., 7.075%, Due 10/20/2028, 2021 Term Loan B, (3 mo. LIBOR + 5.500%)	2,395,000	2,113,587

Total Consumer, Cyclical		108,328,507

Consumer, Non-Cyclical - 20.21%
Beverages - 1.17%
City Brewing Co. LLC, 4.469%, Due 4/5/2028, Closing Date Term Loan, (3 mo. LIBOR + 3.500%)	863,660	800,328
Naked Juice LLC, Due 1/24/2029, Term LoanF	1,889,000	1,846,497
Refresco Holding BV, Due 3/28/2025, USD Term Loan B3F	3,000,000	2,906,250
Triton Water Holdings, Inc., 4.506%, Due 3/31/2028, Term Loan, (3 mo. LIBOR + 3.500%)	1,920,578	1,769,736

		7,322,811

Commercial Services - 6.11%
Adtalem Global Education, Inc., 4.928%, Due 8/12/2028, 2021 Term Loan B, (1 mo. LIBOR + 4.000%)	2,361,584	2,295,177
Albion Financing SARL, 6.434%, Due 8/17/2026, USD Term Loan, (3 mo. LIBOR + 5.250%)	2,579,535	2,500,008
Allied Universal Holdco LLC, 4.810%, Due 5/12/2028, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.750%)	3,329,282	3,142,010
Amentum Government Services Holdings LLC,
4.810%, Due 1/29/2027, 2022 Term Loan, (1 mo. LIBOR + 4.000%)F	3,154,000	3,043,610
4.810%, Due 1/29/2027, Term Loan B, (1 mo. LIBOR + 3.500%)	2,601,660	2,507,350
APX Group, Inc., 4.375% - 6.000%, Due 7/10/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.500%, 3 mo. PRIME + 2.500%)	2,217,855	2,111,465
AVSC Holding Corp., 4.861%, Due 3/3/2025, 2020 Term Loan B1, (3 mo. LIBOR + 3.250%)	1,336,110	1,180,961
CHG Healthcare Services, Inc., 4.506% - 5.000%, Due 9/29/2028, 2021 Term Loan, (3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500%)	2,294,974	2,212,492
Cimpress Public Ltd. Co., 4.560%, Due 5/17/2028, USD Term Loan B, (1 mo. LIBOR + 3.500%)	2,909,130	2,761,870
Comet Bidco Ltd., 6.060% - 7.076%, Due 9/30/2024, 2018 USD Term Loan B, (1 mo. LIBOR + 5.000%, 6 mo. LIBOR + 5.000%)	800,041	639,536
CoreLogic, Inc., 4.563%, Due 6/2/2028, Term Loan, (1 mo. LIBOR + 3.500%)	4,062,585	3,717,265
Garda World Security Corp., 5.214%, Due 2/1/2029, 2022 Term Loan B, (1 mo. SOFR + 4.250%)	1,086,000	1,018,125
Indy U.S. Bidco LLC, 4.810%, Due 3/5/2028, 2021 USD Term Loan, (1 mo. LIBOR + 3.750%)	928,643	898,463
Inmar Holdings, Inc., 5.006%, Due 5/1/2024, 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.000%)	3,391,537	3,266,762
Kingpin Intermediate Holdings LLC, 4.560%, Due 7/3/2024, 2018 Term Loan B, (1 mo. LIBOR + 3.500%)	1,142,324	1,110,910
New Constellis Borrower LLC,
8.560%, Due 3/27/2024, 2020 Term Loan, (1 mo. LIBOR + 7.500%)	1,316,330	1,118,880
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.000%)	911,135	375,962
PECF USS Intermediate Holding Corp., 5.310%, Due 12/15/2028, Term Loan B, (1 mo. LIBOR + 4.250%)	2,339,138	2,199,889

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Consumer, Non-Cyclical - 20.21% (continued)
Commercial Services - 6.11% (continued)
Sabre GLBL, Inc.,
4.560%, Due 12/17/2027, 2021 Term Loan B1, (1 mo. LIBOR + 3.500%)	$448,653	$419,773
4.560%, Due 12/17/2027, 2021 Term Loan B2, (1 mo. LIBOR + 3.500%)	715,180	669,143
Travelport Finance SARL, 1.750%, Due 5/29/2026, 2021 Consented Term Loan, PIK (in-kind rate 1.750%)	6,727	5,354
Vaco Holdings LLC, Due 1/21/2029, 2022 Term LoanF	1,212,520	1,174,120

		38,369,125

Cosmetics/Personal Care - 0.54%
Conair Holdings LLC, 4.756%, Due 5/17/2028, Term Loan B, (3 mo. LIBOR + 3.750%)	1,836,770	1,677,210
Journey Personal Care Corp., 5.256%, Due 3/1/2028, 2021 Term Loan B, (3 mo. LIBOR + 4.250%)	2,097,293	1,740,753

		3,417,963

Food - 2.59%
Dhanani Group, Inc., 4.810%, Due 7/20/2025, 2018 Term Loan B, (1 mo. LIBOR + 3.750%)	2,773,655	2,690,445
H Food Holdings LLC, 4.747%, Due 5/23/2025, 2018 Term Loan B, (1 mo. LIBOR + 3.687%)	3,047,176	2,776,099
Quirch Foods Holdings, LLC, 5.677%, Due 10/27/2027, 2022 Term Loan, (1 mo. SOFR + 4.500%)	4,076,835	3,898,473
Shearer’s Foods, Inc., 4.560%, Due 9/23/2027, 2021 Term Loan, (1 mo. LIBOR + 3.500%)	3,970,063	3,634,751
Snacking Investments Bidco Pty Ltd., 5.062%, Due 12/18/2026, USD Term Loan, (1 mo. LIBOR + 4.000%)	2,804,447	2,739,609
United Natural Foods, Inc., Due 10/22/2025, Term Loan BF	500,000	488,440

		16,227,817

Health Care - Products - 1.35%
Bausch & Lomb, Inc., 3.750%, Due 5/10/2027, Term Loan, (3 mo. SOFR + 3.250%)	2,248,000	2,159,496
Lifescan Global Corp., 6.962%, Due 10/1/2024, 2018 1st Lien Term Loan, (3 mo. LIBOR + 6.000%)	3,202,215	2,964,066
Medline Borrower LP, 4.310%, Due 10/23/2028, USD Term Loan B, (1 mo. LIBOR + 3.250%)	3,487,000	3,360,597

		8,484,159

Health Care - Services - 5.99%
AHP Health Partners, Inc., 4.560%, Due 8/24/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.500%)	2,692,520	2,596,613
Air Methods Corp., 4.506%, Due 4/22/2024, 2017 Term Loan B, (3 mo. LIBOR + 3.500%)	2,000,000	1,800,840
Cano Health LLC, Due 11/23/2027, 2022 Term LoanF	3,223,416	3,021,952
Compassus Intermediate, Inc., 5.310%, Due 12/31/2026, 2021 Term Loan, (1 mo. LIBOR + 4.250%)	4,205,249	4,065,088
Da Vinci Purchaser Corp., 5.006%, Due 1/8/2027, 2019 Term Loan, (3 mo. LIBOR + 4.000%)	2,518,148	2,421,627
Envision Healthcare Corp., 4.810%, Due 10/10/2025, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.750%)	2,081,445	805,415
Global Medical Response, Inc.,
5.310%, Due 3/14/2025, 2017 Incremental Term Loan, (1 mo. LIBOR + 4.250%)	1,545,016	1,469,450
5.250%, Due 10/2/2025, 2020 Term Loan B, (3 mo. LIBOR + 4.250%)	4,977,399	4,734,751
National Mentor Holdings, Inc.,
4.760%, Due 3/2/2028, 2021 Term Loan C, (3 mo. LIBOR + 3.750%)	61,749	55,111
4.760% - 4.810%, Due 3/2/2028, 2021 Term Loan, (1 mo. LIBOR + 3.750%, 2 mo. LIBOR + 3.750%)	1,946,392	1,737,155
Pacific Dental Services LLC, 4.125%, Due 5/5/2028, 2021 Term Loan, (1 mo. LIBOR + 3.250%)	1,093,843	1,049,181
Parexel International Corp., 4.310%, Due 11/15/2028, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.250%)	1,873,000	1,808,625
RegionalCare Hospital Partners Holdings, Inc., 4.810%, Due 11/16/2025, 2018 Term Loan B, (1 mo. LIBOR + 3.750%)	3,910,000	3,763,375

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Consumer, Non-Cyclical - 20.21% (continued)
Health Care - Services - 5.99% (continued)
U.S. Anesthesia Partners, Inc., 5.312%, Due 10/1/2028, 2021 Term Loan, (1 mo. LIBOR + 4.250%)	$3,213,119	$3,068,882
U.S. Radiology Specialists, Inc.,
6.256%, Due 12/15/2027, 2020 Term Loan, (3 mo. LIBOR + 5.250%)	1,449,368	1,361,681
6.560%, Due 6/26/2026, 2021 Term Loan B, (1 mo. LIBOR + 5.500%)	1,439,765	1,155,411
WP CityMD Bidco LLC, 3.750%, Due 12/22/2028, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.250%)	2,787,447	2,687,099

		37,602,256

Household Products/Wares - 0.68%
Illuminate Merger Sub Corp., 4.506%, Due 7/21/2028, Term Loan, (3 mo. LIBOR + 3.500%)	2,689,260	2,495,633
Instant Brands Holdings, Inc., 7.076%, Due 4/12/2028, Term Loan, (3 mo. LIBOR + 5.000%)	621,931	563,364
Kronos Acquisition Holdings, Inc., 4.810%, Due 12/22/2026, 2021 Term Loan B, (1 mo. LIBOR + 3.750%)	1,280,138	1,178,456

		4,237,453

Pharmaceuticals - 1.78%
Alvogen Pharma U.S., Inc., 6.260%, Due 12/31/2023, 2020 Extended Term Loan, (3 mo. LIBOR + 5.250%)	2,350,425	2,121,259
Amneal Pharmaceuticals LLC, 4.563%, Due 5/4/2025, 2018 Term Loan B, (1 mo. LIBOR + 3.500%)	3,730,498	3,503,571
Change Healthcare Holdings, Inc., 3.560%, Due 3/1/2024, 2017 Term Loan B, (1 mo. LIBOR + 2.500%)	4,000,000	3,927,520
Gainwell Acquisition Corp., 5.006%, Due 10/1/2027, Term Loan B, (3 mo. LIBOR + 4.000%)	1,678,288	1,636,331

		11,188,681

Total Consumer, Non-Cyclical		126,850,265

Diversified - 0.38%
Holding Companies - Diversified - 0.38%
Emerald Expositions Holding, Inc., 3.560%, Due 5/22/2024, 2017 Term Loan B, (1 mo. LIBOR + 2.500%)	2,507,503	2,386,842

Energy - 3.26%
Energy - Alternate Sources - 0.20%
Esdec Solar Group BV, 6.500%, Due 8/30/2028, Term Loan B, (3 mo. LIBOR + 5.000%)	1,324,050	1,244,607

Oil & Gas - 0.93%
Apergy Corp., 8.000%, Due 6/3/2027, 2020 Term Loan, (3 mo. PRIME + 4.000%)	3,884,513	3,879,657
Lealand Finance Co. BV, 4.060%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.000%)	142,892	82,163
Waterbridge Midstream Operating LLC, 6.750%, Due 6/22/2026, Term Loan B, (3 mo. LIBOR + 5.750%)	1,987,271	1,906,131

		5,867,951

Pipelines - 2.13%
BCP Renaissance Parent LLC,
4.560%, Due 10/31/2024, 2017 Term Loan B1, (1 mo. LIBOR + 3.500%)F	1,000,000	970,710
4.560%, Due 10/31/2024, 2017 Term Loan B1, (1 mo. LIBOR + 3.500%)	1,194,341	1,161,496
Freeport LNG Investments LLLP, 4.563%, Due 12/21/2028, Term Loan B, (3 mo. LIBOR + 3.500%)	1,578,753	1,527,838
GIP III Stetson I LP, 5.310%, Due 7/18/2025, 2018 Term Loan B, (1 mo. LIBOR + 4.250%)	4,320,997	4,091,466
Oryx Midstream Services Permian Basin LLC, 4.705%, Due 10/5/2028, Term Loan B, (3 mo. LIBOR + 3.250%)	1,672,808	1,616,083

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Energy - 3.26% (continued)
Pipelines - 2.13% (continued)
Traverse Midstream Partners LLC, 5.950%, Due 9/27/2024, 2017 Term Loan, (1 mo. SOFR + 4.250%)F	$4,085,996	$4,015,758

		13,383,351

Total Energy		20,495,909

Financial - 4.57%
Banks - 0.32%
AqGen Ascensus, Inc., 7.500%, Due 8/2/2029, 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.500%)	2,120,000	2,003,400

Diversified Financial Services - 2.43%
4L Holdings Corp., 8.500%, Due 2/5/2024, Takeback Term Loan, (3 mo. LIBOR + 7.500%)	1,123,590	1,062,501
Apex Group Treasury LLC,
4.756%, Due 7/27/2028, 2021 USD Incremental Term Loan, (3 mo. LIBOR + 3.750%)F	700,000	676,375
4.756%, Due 7/27/2028, USD Term Loan, (3 mo. LIBOR + 3.750%)	1,115,395	1,077,750
Astra Acquisition Corp., 6.310%, Due 10/25/2028, 2021 1st Lien Term Loan, (1 mo. LIBOR + 5.250%)	383,040	355,588
Hudson River Trading LLC, Due 3/20/2028, 2021 Term LoanF	2,159,032	2,054,686
Jane Street Group LLC, 3.810%, Due 1/26/2028, 2021 Term Loan, (1 mo. LIBOR + 2.750%)	2,124,088	2,055,055
NBG Acquisition, Inc., 7.000%, Due 4/26/2024, Term Loan, (6 mo. LIBOR + 5.500%)	247,293	140,751
Resolute Investment Managers, Inc., 5.256%, Due 4/30/2024, 2020 Term Loan C, (3 mo. LIBOR + 4.250%)	429,385	406,843
Russell Investments U.S. Institutional Holdco, Inc., 5.000%, Due 5/30/2025, 2020 Term Loan, (6 mo. LIBOR + 3.500%)	3,133,312	2,957,063
Superannuation & Investments U.S. LLC, 4.514%, Due 12/1/2028, USD Term Loan, (1 mo. LIBOR + 3.750%)	1,752,608	1,684,256
VFH Parent LLC, 3.790%, Due 1/13/2029, 2022 Term Loan B, (1 mo. SOFR + 3.000%)F	2,891,000	2,782,587

		15,253,455

Insurance - 1.82%
Acrisure LLC, 5.310%, Due 2/15/2027, 2021 First Lien Term Loan B, (1 mo. LIBOR + 4.250%)	902,738	877,912
Amynta Agency Borrower, Inc., 5.560%, Due 2/28/2025, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.500%)	5,390,545	5,262,520
Asurion LLC, 4.310%, Due 7/31/2027, 2021 Term Loan B9, (1 mo. LIBOR + 3.250%)	1,866,378	1,762,794
Hyperion Insurance Group Ltd., 4.313%, Due 11/12/2027, 2021 Term Loan B, (1 mo. LIBOR + 3.250%)	3,693,865	3,540,976

		11,444,202

Total Financial		28,701,057

Government - 0.38%
Municipal - 0.38%
Lakeshore Intermediate LLC, 4.000%, Due 9/29/2028, Term Loan, (3 mo. LIBOR + 3.500%)	2,490,758	2,397,354

Industrial - 8.23%
Aerospace/Defense - 0.61%
Cobham Ultra SeniorCo SARL, Due 11/17/2028, USD Term Loan BF	948,000	910,478
Vertex Aerospace Services Corp., 5.060%, Due 12/6/2028, 2021 First Lien Term Loan, (1 mo. LIBOR + 4.000%)	2,998,000	2,909,559

		3,820,037

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Industrial - 8.23% (continued)
Building Materials - 1.14%
CHI Overhead Doors, Inc., 4.560%, Due 7/31/2025, Term Loan, (1 mo. LIBOR + 3.500%)	$1,279,393	$1,271,397
Cornerstone Building Brands, Inc., 4.125%, Due 4/12/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.250%)	2,140,116	1,896,678
CP Atlas Buyer, Inc., 4.810%, Due 11/23/2027, 2021 Term Loan B, (1 mo. LIBOR + 3.750%)	1,923,669	1,744,133
PHRG Intermediate LLC, 6.928%, Due 12/16/2026, Term Loan, (1 mo. LIBOR + 6.000%)	620,000	589,000
Quikrete Holdings, Inc., Due 2/1/2027, 2016 1st Lien Term LoanF	1,000,000	960,000
Smyrna Ready Mix Concrete LLC, 5.384%, Due 4/2/2029, Term Loan B, (1 mo. SOFR + 4.250%)	721,000	692,160

		7,153,368

Electrical Components & Equipment - 0.36%
Pelican Products, Inc., 5.256%, Due 12/29/2028, 2021 Term Loan, (3 mo. LIBOR + 4.250%)	2,391,008	2,261,008

Electronics - 1.27%
Deliver Buyer, Inc., 6.006%, Due 5/1/2024, Term Loan B, (3 mo. LIBOR + 5.000%)	3,857,431	3,842,966
Ingram Micro, Inc., 4.506%, Due 6/30/2028, 2021 Term Loan B, (3 mo. LIBOR + 3.500%)	3,702,050	3,632,636
NorthPole Newco SARL,
12.000%, Due 6/30/2022, 2022 RevolverG	242,877	242,877
7.969% - 8.006%, Due 3/18/2025, Term Loan, (3 mo. LIBOR + 7.000%)	4,249,819	270,926

		7,989,405

Engineering & Construction - 0.67%
Brand Energy & Infrastructure Services, Inc., 5.250% - 5.434%, Due 6/21/2024, 2017 Term Loan, 5.250% - 5.434%, (3 mo. LIBOR + 4.250%)	2,437,631	2,165,421
Tutor Perini Corp., 5.756%, Due 8/18/2027, Term Loan B, (3 mo. LIBOR + 4.750%)	1,460,406	1,405,641
USIC Holdings, Inc., 7.560%, Due 5/14/2029, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.500%)	649,885	617,390

		4,188,452

Environmental Control - 0.31%
ERM Emerald U.S., Inc., 4.560%, Due 7/12/2028, USD Term Loan B1, (1 mo. LIBOR + 3.500%)	1,994,893	1,921,341

Hand/Machine Tools - 0.24%
Alliance Laundry Systems LLC, 4.354% - 4.521%, Due 10/8/2027, Term Loan B, (1 mo. LIBOR + 3.500%, 3 mo. LIBOR + 3.500%)	1,563,834	1,501,609

Machinery - Diversified - 0.13%
Pro Mach Group, Inc., 5.000%, Due 8/31/2028, 2021 Term Loan B, (1 mo. LIBOR + 4.000%)	842,874	812,901

Metal Fabricate/Hardware - 0.40%
Anvil International LLC, 6.240%, Due 5/28/2026, 2019 1st Lien Term Loan, (3 mo. LIBOR + 5.000%)	1,488,550	1,382,862
Tiger Acquisition LLC, 4.310%, Due 6/1/2028, 2021 Term Loan, (1 mo. LIBOR + 3.250%)	1,276,908	1,145,233

		2,528,095

Miscellaneous Manufacturing - 0.22%
International Textile Group, Inc., 9.967%, Due 5/1/2025, 2nd Lien Term Loan, (3 mo. LIBOR + 9.000%)	2,347,000	1,408,200

Packaging & Containers - 0.66%
Pretium PKG Holdings, Inc., 4.967% - 5.120%, Due 10/2/2028, 2021 1st Lien Term Loan, (1 mo. LIBOR + 4.000%, 3 mo. LIBOR + 4.000%)	2,505,733	2,328,778

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Industrial - 8.23% (continued)
Packaging & Containers - 0.66% (continued)
Proampac PG Borrower LLC, 4.500% - 5.256%, Due 11/3/2025, 2020 Term Loan, (3 mo. LIBOR + 3.750%)	$1,876,097	$1,786,983

		4,115,761

Shipbuilding - 0.49%
MHI Holdings LLC, 6.060%, Due 9/21/2026, Term Loan B, (1 mo. LIBOR + 5.000%)	3,153,443	3,088,419

Transportation - 1.73%
Carriage Purchaser, Inc., 5.310%, Due 9/30/2028, 2021 Term Loan B, (1 mo. LIBOR + 4.250%)	3,050,925	2,883,124
First Student Bidco, Inc.,
3.983%, Due 7/21/2028, Term Loan B, (3 mo. LIBOR + 3.000%)	2,029,785	1,907,268
3.983%, Due 7/21/2028, Term Loan C, (3 mo. LIBOR + 3.000%)	751,127	705,789
LaserShip, Inc., 5.250%, Due 5/7/2028, 2021 Term Loan, (3 mo. LIBOR + 4.500%)	2,196,960	2,087,112
Savage Enterprises LLC, 4.220%, Due 9/15/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.250%)	2,244,067	2,179,079
Worldwide Express Operations LLC, 5.256%, Due 7/26/2028, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.250%)	1,175,055	1,092,590

		10,854,962

Total Industrial		51,643,558

Technology - 17.42%
Computers - 6.09%
24-7 Intouch, Inc., 5.810%, Due 8/25/2025, 2018 Term Loan, (1 mo. LIBOR + 4.750%)	1,930,973	1,873,044
ConvergeOne Holdings, Inc., 6.060%, Due 1/4/2026, 2019 Term Loan, (1 mo. LIBOR + 5.000%)	3,871,355	3,435,827
Electronics for Imaging, Inc., 6.060%, Due 7/23/2026, Term Loan, (1 mo. LIBOR + 6.000%)	3,182,044	2,842,615
Imprivata, Inc., 4.810%, Due 12/1/2027, Term Loan, (1 mo. LIBOR + 3.750%)	905,850	878,511
Magenta Buyer LLC,
6.230%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.000%)	5,573,990	5,105,775
9.480%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.250%)	728,000	672,184
McAfee Corp., 5.145%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. SOFR + 4.000%)	3,031,000	2,869,993
Netsmart Technologies, Inc., 5.060%, Due 10/1/2027, 2020 Term Loan B, (1 mo. LIBOR + 4.000%)	4,000,466	3,880,452
Ola Singapore Pte Ltd., Due 12/15/2026, Term LoanF	1,898,243	1,715,537
Peraton Corp.,
4.810%, Due 2/1/2028, Term Loan B, (1 mo. LIBOR + 3.750%)	5,183,446	5,016,280
8.594%, Due 2/1/2029, 2nd Lien Term Loan B1, (1 mo. LIBOR + 7.750%)	1,428,059	1,366,182
Perforce Software, Inc., 4.810%, Due 7/1/2026, 2020 Term Loan B, (1 mo. LIBOR + 3.750%)	2,331,852	2,214,280
Redstone Holdco LP, 5.934%, Due 4/27/2028, 2021 Term Loan, (3 mo. LIBOR + 4.750%)	2,262,630	2,098,589
SonicWall U.S. Holdings, Inc., 5.256%, Due 5/16/2025, 1st Lien Term Loan, (3 mo. LIBOR + 3.750%)	4,438,178	4,266,199

		38,235,468

Semiconductors - 0.22%
Natel Engineering Co., Inc., 7.310% - 7.743%, Due 4/30/2026, 2019 Term Loan B, (1 mo. LIBOR + 6.250%, 3 mo. LIBOR + 6.250%)	1,474,380	1,408,033

Software - 11.11%
AppLovin Corp., 4.060%, Due 10/25/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.000%)	2,321,183	2,251,547
Aptean, Inc., 5.310%, Due 4/23/2026, 2019 Term Loan, (1 mo. LIBOR + 4.250%)	2,415,760	2,371,986
Athenahealth, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term loanF H	404,928	385,693
Due 2/15/2029, 2022 Term Loan BF	2,389,072	2,275,592
Atlas Purchaser, Inc., 6.621%, Due 5/8/2028, 2021 Term Loan, (3 mo. LIBOR + 5.250%)	2,696,623	2,406,736

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.85% (continued)
Technology - 17.42% (continued)
Software - 11.11% (continued)
Byju’s Alpha, Inc., 7.006%, Due 11/24/2026, Term Loan B, (3 mo. LIBOR + 5.500%)	$4,903,698	$4,437,846
DCert Buyer, Inc.,
5.060%, Due 10/16/2026, 2019 Term Loan B, (1 mo. LIBOR + 4.000%)	1,496,183	1,457,537
8.060%, Due 2/19/2029, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.000%)	1,084,000	1,061,420
Dun & Bradstreet Corp., Due 2/6/2026, Term LoanF	1,000,000	975,000
EP Purchaser LLC, 4.506%, Due 11/6/2028, 2021 Term Loan B, (3 mo. LIBOR + 3.500%)	2,905,000	2,819,419
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6 mo. LIBOR + 4.500%)	4,674,383	4,290,710
Greeneden U.S. Holdings, LLC, 5.060%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.000%)	1,278,813	1,240,218
Helios Software Holdings, Inc., 4.884%, Due 3/11/2028, 2021 USD Term Loan B, (1 mo. LIBOR + 3.750%)	3,942,457	3,756,846
Ivanti Software, Inc.,
5.611%, Due 12/1/2027, 2021 Add On Term Loan B, (3 mo. LIBOR + 4.000%)	201,960	182,269
5.848%, Due 12/1/2027, 2021 Term Loan B, (3 mo. LIBOR + 4.250%)	2,317,380	2,108,097
Loyalty Ventures, Inc., 5.560%, Due 11/3/2027, Term Loan B, (1 mo. LIBOR + 4.500%)	1,719,150	1,598,810
Mavenir Systems, Inc., 6.205%, Due 8/18/2028, 2021 Term Loan B, (3 mo. LIBOR + 4.750%)	3,294,743	3,212,374
Mediaocean LLC, 4.560%, Due 12/15/2028, 2021 Term Loan, (1 mo. LIBOR + 3.500%)	2,774,000	2,649,170
Mitchell International, Inc., 4.686%, Due 10/15/2028, 2021 Term Loan B, (1 mo. LIBOR + 3.750%)	2,010,000	1,905,942
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3 mo. LIBOR + 5.250%)	3,154,714	3,115,280
Polaris Newco LLC, 5.060%, Due 6/2/2028, USD Term Loan B, (1 mo. LIBOR + 4.000%)	3,930,262	3,743,103
Project Leopard Holdings, Inc., 5.750%, Due 7/7/2024, 2019 Term Loan, (3 mo. LIBOR + 4.750%)	494,738	489,543
Quest Software U.S. Holdings Inc., Due 2/1/2029, 2022 Term LoanF	1,202,000	1,107,847
Red Planet Borrower LLC, 4.756%, Due 10/2/2028, Term Loan B, (3 mo. LIBOR + 3.750%)	2,349,951	2,219,246
Renaissance Holding Corp., Due 3/30/2029, 2022 Incremental Term LoanF	2,301,000	2,236,296
Riverbed Technology, Inc., 7.000%, Due 12/7/2026, 2021 Term Loan, PIK (in-kind rate 6.000%)	1,725,118	1,214,777
Rocket Software, Inc., 5.310%, Due 11/28/2025, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 4.250%)	2,938,793	2,829,499
Skopima Merger Sub, Inc., 5.060%, Due 5/12/2028, Term Loan B, (1 mo. LIBOR + 4.000%)	3,058,630	2,893,464
Symplr Software, Inc., 5.251%, Due 12/22/2027, 2020 Term Loan, (3 mo. LIBOR + 4.500%)	2,079,823	2,012,229
Ultimate Software Group, Inc., 4.212%, Due 5/4/2026, 2021 Term Loan, (3 mo. LIBOR + 3.250%)	3,621,323	3,484,219
Weld North Education LLC, 4.810%, Due 12/21/2027, 2021 Term Loan B, (1 mo. LIBOR + 3.750%)	1,633,310	1,579,215
Xperi Corp., 4.560%, Due 6/8/2028, 2020 Term Loan B, (1 mo. LIBOR + 3.500%)	1,457,225	1,406,834

		69,718,764

Total Technology		109,362,265

Total Bank Loan Obligations (Cost $582,319,727)		545,178,069

CORPORATE OBLIGATIONS - 3.80%
Communications - 1.79%
Advertising - 0.19%
National CineMedia LLC, 5.875%, Due 4/15/2028I	1,500,000	1,158,570

Internet - 0.63%
Getty Images, Inc., 9.750%, Due 3/1/2027I	4,000,000	3,974,040

Media - 0.59%
Cengage Learning, Inc., 9.500%, Due 6/15/2024I	3,000,000	2,831,790

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.80% (continued)
Communications - 1.79% (continued)
Media - 0.59% (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, Due 8/15/2026I	$2,665,000	$879,450

		3,711,240

Telecommunications - 0.38%
LogMeIn, Inc., 5.500%, Due 9/1/2027I	3,000,000	2,402,489

Total Communications		11,246,339

Consumer, Cyclical - 1.72%
Distribution/Wholesale - 0.48%
KAR Auction Services, Inc., 5.125%, Due 6/1/2025I	3,000,000	3,007,500

Entertainment - 0.64%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, Due 7/1/2025I	4,000,000	4,015,600

Leisure Time - 0.60%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025I	4,194,000	3,774,600

Total Consumer, Cyclical		10,797,700

Consumer, Non-Cyclical - 0.29%
Commercial Services - 0.29%
Metis Merger Sub LLC, 6.500%, Due 5/15/2029I	2,142,000	1,793,925

Total Corporate Obligations (Cost $27,440,416)		23,837,964

FOREIGN CORPORATE OBLIGATIONS - 0.22% (Cost $1,907,367)
Communications - 0.22%
Telecommunications - 0.22%
Telesat Canada/Telesat LLC, 4.875%, Due 6/1/2027I	2,000,000	1,350,000

	Shares
SHORT-TERM INVESTMENTS - 5.93% (Cost $37,211,230)
Investment Companies - 5.93%
American Beacon U.S. Government Money Market, 0.50%J K	37,211,230	37,211,230

TOTAL INVESTMENTS - 98.28% (Cost $654,108,708)		616,894,843
OTHER ASSETS, NET OF LIABILITIES - 1.72%		10,793,435

TOTAL NET ASSETS - 100.00%		$627,688,278

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $296,268 or 0.05% of net assets.
C	Value was determined using significant unobservable inputs.
D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2022.
G	Fixed Rate.
H	All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $404,928 or 0.06% of net assets, which is related to Athenahealth, Inc.
I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,187,964 or 4.01% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. - Proprietary Ltd.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2022, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$152,655	$7,969,093	$0	(1)	$8,121,748
Warrants	1,091,956	—	—		1,091,956
Preferred Stocks	103,876	—	—		103,876
Bank Loan Obligations(2)	—	544,881,801	296,268	(1)	545,178,069
Corporate Obligations	—	23,837,964	—		23,837,964
Foreign Corporate Obligations	—	1,350,000	—		1,350,000
Short-Term Investments	37,211,230	—	—		37,211,230

Total Investments in Securities - Assets	$38,559,717	$578,038,858	$296,268		$616,894,843

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $404,928 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2022, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2021		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2022		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$70,309	$—	$(77,935)	$148,244	$—	$—	$0	(1)	$(501,119)
Bank Loan Obligations	512,915	(1)	21,235	212,288	(259)	(39)	(25,296)	—	—	296,268	(1)	(1,438,481)

	$512,915		$21,235	$282,597	$(259)	$(77,974)	$122,948	$—	$—	$296,268	(1)	$(1,939,600)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2022, two common stocks have been fair valued at $0 by the Valuation Committee. The remaining bank loan obligations valued at $296,268 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.40%
Communication Services - 7.32%
Diversified Telecommunication Services - 3.17%
Verizon Communications, Inc.	1,142,514	$58,599,543

Entertainment - 1.97%
Nintendo Co. Ltd., ADRA	652,657	36,287,729

Media - 2.18%
Comcast Corp., Class A	909,564	40,275,494

Total Communication Services		135,162,766

Consumer Discretionary - 9.06%
Hotels, Restaurants & Leisure - 2.81%
Starbucks Corp.	660,794	51,872,329

Multiline Retail - 2.73%
Target Corp.	311,720	50,461,233

Specialty Retail - 3.52%
Lowe’s Cos., Inc.	332,136	64,866,161

Total Consumer Discretionary		167,199,723

Consumer Staples - 10.77%
Beverages - 3.40%
Diageo PLC, ADR	336,133	62,846,787

Food Products - 2.29%
Nestle SA, ADR	346,028	42,201,575

Tobacco - 5.08%
Altria Group, Inc.	921,907	49,865,949
Philip Morris International, Inc.	413,731	43,958,919

		93,824,868

Total Consumer Staples		198,873,230

Energy - 3.55%
Oil, Gas & Consumable Fuels - 3.55%
Chevron Corp.	375,088	65,512,870

Financials - 13.61%
Capital Markets - 3.62%
BlackRock, Inc.	99,797	66,772,177

Diversified Financial Services - 3.83%
Berkshire Hathaway, Inc., Class BB	223,589	70,649,652

Insurance - 6.16%
Cincinnati Financial Corp.	354,920	45,380,071
Progressive Corp.	572,755	68,375,492

		113,755,563

Total Financials		251,177,392

Health Care - 10.93%
Pharmaceuticals - 10.93%
Johnson & Johnson	445,304	79,945,427
Merck & Co., Inc.	615,525	56,646,766

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.40% (continued)
Health Care - 10.93% (continued)
Pharmaceuticals - 10.93% (continued)
Pfizer, Inc.	1,228,328	$65,150,517

		201,742,710

Total Health Care		201,742,710

Industrials - 8.78%
Air Freight & Logistics - 3.55%
United Parcel Service, Inc., Class B	359,529	65,524,160

Road & Rail - 2.60%
Norfolk Southern Corp.	200,010	47,934,397

Trading Companies & Distributors - 2.63%
Fastenal Co.	907,871	48,625,571

Total Industrials		162,084,128

Information Technology - 21.30%
Communications Equipment - 2.54%
Cisco Systems, Inc.	1,039,893	46,847,180

IT Services - 6.32%
Fidelity National Information Services, Inc.	570,593	59,626,969
Paychex, Inc.	459,886	56,947,683

		116,574,652

Semiconductors & Semiconductor Equipment - 4.49%
Texas Instruments, Inc.	469,104	82,918,823

Software - 3.22%
Microsoft Corp.	218,824	59,491,681

Technology Hardware, Storage & Peripherals - 4.73%
Apple, Inc.	587,116	87,386,345

Total Information Technology		393,218,681

Materials - 3.12%
Chemicals - 3.12%
Air Products & Chemicals, Inc.	233,992	57,599,471

Real Estate - 4.21%
Equity Real Estate Investment Trusts (REITs) - 4.21%
Crown Castle International Corp.	410,293	77,812,068

Utilities - 3.75%
Multi-Utilities - 3.75%
Dominion Energy, Inc.	821,914	69,221,597

Total Common Stocks (Cost $1,213,407,167)		1,779,604,636

SHORT-TERM INVESTMENTS - 3.24% (Cost $59,756,193)
Investment Companies - 3.24%
American Beacon U.S. Government Money Market Select Fund, 0.50%C D	59,756,193	59,756,193

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.00% (Cost $5,725)
Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 0.50%C D	5,725	$5,725

TOTAL INVESTMENTS - 99.64% (Cost $1,273,169,085)		1,839,366,554
OTHER ASSETS, NET OF LIABILITIES - 0.36%		6,641,190

TOTAL NET ASSETS - 100.00%		$1,846,007,744

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	290	June 2022	$62,409,805	$59,903,125	$(2,506,680)

			$62,409,805	$59,903,125	$(2,506,680)

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2022, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,779,604,636	$—	$—	$1,779,604,636
Short-Term Investments	59,756,193	—	—	59,756,193
Securities Lending Collateral	5,725	—	—	5,725

Total Investments in Securities - Assets	$1,839,366,554	$—	$—	$1,839,366,554

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,506,680)	$—	$—	$(2,506,680)

Total Financial Derivative Instruments - Liabilities	$(2,506,680)	$—	$—	$(2,506,680)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28%
Communication Services - 2.96%
Diversified Telecommunication Services - 0.20%
Cogent Communications Holdings, Inc.	1,607	$97,047

Interactive Media & Services - 0.17%
Cargurus, Inc.A	3,209	81,252

Media - 0.98%
Digital Media Solutions, Inc., Class AA	15,016	24,926
Scholastic Corp.	7,115	267,026
Thryv Holdings, Inc.A	6,652	174,216

		466,168

Wireless Telecommunication Services - 1.61%
U.S. Cellular Corp.A	25,077	770,115

Total Communication Services		1,414,582

Consumer Discretionary - 8.46%
Auto Components - 1.20%
Dorman Products, Inc.A	2,239	226,251
Gentherm, Inc.A	2,309	159,182
Standard Motor Products, Inc.	4,683	187,086

		572,519

Diversified Consumer Services - 0.09%
American Public Education, Inc.A	2,962	41,290

Hotels, Restaurants & Leisure - 0.43%
Accel Entertainment, Inc.A	9,157	99,170
Biglari Holdings, Inc., Class BA	397	53,083
Monarch Casino & Resort, Inc.A	761	51,634

		203,887

Household Durables - 1.06%
Bassett Furniture Industries, Inc.	3,915	63,736
Cavco Industries, Inc.A	832	184,837
Hooker Furnishings Corp.	5,240	90,600
Universal Electronics, Inc.A	2,950	79,060
VOXX International Corp.A	10,536	88,292

		506,525

Internet & Direct Marketing Retail - 0.53%
Duluth Holdings, Inc., Class BA	8,305	103,564
Lands’ End, Inc.A	13,047	151,345

		254,909

Leisure Products - 1.53%
Acushnet Holdings Corp.	8,053	327,757
Escalade, Inc.B	3,666	49,088
Johnson Outdoors, Inc., Class A	1,482	96,582
Malibu Boats, Inc., Class AA	2,896	169,706
MasterCraft Boat Holdings, Inc.A	3,756	87,890

		731,023

Specialty Retail - 2.88%
America’s Car-Mart, Inc.A	1,832	198,588
National Vision Holdings, Inc.A	7,907	222,503
OneWater Marine, Inc., Class A	5,684	194,393

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Consumer Discretionary - 8.46% (continued)
Specialty Retail - 2.88% (continued)
Rent-A-Center, Inc.	27,574	$759,388

		1,374,872

Textiles, Apparel & Luxury Goods - 0.74%
Steven Madden Ltd.	7,532	280,040
Vera Bradley, Inc.A	10,725	73,037

		353,077

Total Consumer Discretionary		4,038,102

Consumer Staples - 3.71%
Beverages - 1.27%
Coca-Cola Consolidated, Inc.	887	501,129
National Beverage Corp.	2,053	101,890

		603,019

Food & Staples Retailing - 1.99%
HF Foods Group, Inc.A	9,278	49,266
Ingles Markets, Inc., Class A	4,584	408,251
Village Super Market, Inc., Class A	6,897	163,735
Weis Markets, Inc.	4,485	329,737

		950,989

Food Products - 0.14%
John B Sanfilippo & Son, Inc.	887	67,749

Personal Products - 0.31%
Inter Parfums, Inc.	837	61,771
USANA Health Sciences, Inc.A	1,213	85,310

		147,081

Total Consumer Staples		1,768,838

Energy - 7.86%
Energy Equipment & Services - 0.29%
RPC, Inc.A	14,813	138,650

Oil, Gas & Consumable Fuels - 7.57%
California Resources Corp.	7,307	319,097
Chesapeake Energy Corp.B	12,408	1,208,291
Magnolia Oil & Gas Corp., Class A	7,785	214,944
Matador Resources Co.	5,294	322,404
Oasis Petroleum, Inc.	1,784	283,174
Ovintiv, Inc.	20,771	1,162,968
REX American Resources Corp.A	1,139	98,968

		3,609,846

Total Energy		3,748,496

Financials - 15.47%
Banks - 8.62%
American National Bankshares, Inc.	2,842	101,204
Arrow Financial Corp.	3,956	131,062
Business First Bancshares, Inc.	7,383	163,386
Capital Bancorp, Inc.	6,852	160,611
Civista Bancshares, Inc.	5,081	108,479
CNB Financial Corp.	7,240	181,941
Community Trust Bancorp, Inc.	5,191	218,281
Enterprise Bancorp, Inc.	3,900	131,703
Equity Bancshares, Inc., Class A	5,407	175,782

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Financials - 15.47% (continued)
Banks - 8.62% (continued)
Farmers National Banc Corp.	8,200	$127,346
Fidelity D&D Bancorp, Inc.B	1,443	56,854
Financial Institutions, Inc.	6,023	169,547
First Bancorp, Inc.	2,924	88,509
First Community Bankshares, Inc.	4,295	123,696
First Savings Financial Group, Inc.	1,087	27,012
Guaranty Bancshares, Inc.	3,226	117,620
HBT Financial, Inc.	7,867	136,807
Metrocity Bankshares, Inc.	5,278	107,196
Mid Penn Bancorp, Inc.	4,737	130,125
MidWestOne Financial Group, Inc.	6,072	184,771
Northrim BanCorp, Inc.	2,759	114,664
Origin Bancorp, Inc.	6,246	244,094
Orrstown Financial Services, Inc.	4,688	115,231
Peoples Financial Services Corp.	1,919	101,381
RBB Bancorp	5,906	126,743
Sierra Bancorp	4,901	106,107
South Plains Financial, Inc.	7,321	180,975
Summit Financial Group, Inc.	4,828	132,191
Univest Financial Corp.	9,506	251,909
West Bancorp, Inc.	3,717	94,598

		4,109,825

Capital Markets - 0.38%
Diamond Hill Investment Group, Inc.	968	181,152

Consumer Finance - 0.72%
Oportun Financial Corp.A	30,521	343,666

Diversified Financial Services - 0.39%
Alerus Financial Corp.	7,368	187,147

Insurance - 2.75%
Investors Title Co.	1,405	233,132
Maiden Holdings Ltd.A	38,778	94,618
National Western Life Group, Inc., Class A	3,488	729,306
Trean Insurance Group, Inc.A	35,564	254,282

		1,311,338

Thrifts & Mortgage Finance - 2.61%
Bridgewater Bancshares, Inc.A	7,016	113,870
FS Bancorp, Inc.	4,089	123,692
Home Bancorp, Inc.	2,799	96,258
Luther Burbank Corp.	15,301	208,706
Merchants Bancorp	14,776	376,640
Southern Missouri Bancorp, Inc.	2,334	108,951
Waterstone Financial, Inc.	12,638	218,511

		1,246,628

Total Financials		7,379,756

Health Care - 16.12%
Biotechnology - 10.21%
ACADIA Pharmaceuticals, Inc.A	9,668	156,138
Alkermes PLCA	25,722	767,802
Anika Therapeutics, Inc.A	2,650	57,611
CareDx, Inc.A	3,784	95,168
Catalyst Pharmaceuticals, Inc.A	8,881	63,943
Coherus Biosciences, Inc.A	12,433	91,258

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Health Care - 16.12% (continued)
Biotechnology - 10.21% (continued)
Eagle Pharmaceuticals, Inc.A	1,765	$82,425
Emergent BioSolutions, Inc.A	23,996	790,908
Halozyme Therapeutics, Inc.A	6,802	312,756
Insmed, Inc.A	3,945	74,245
MiMedx Group, Inc.A	26,476	103,521
Myriad Genetics, Inc.A	15,185	292,159
OPKO Health, Inc.A	271,577	814,731
Organogenesis Holdings, Inc.A	32,272	181,046
Radius Health, Inc.A	13,729	86,905
Vanda Pharmaceuticals, Inc.A	11,321	111,285
Vericel Corp.A	2,285	62,038
Vir Biotechnology, Inc.A	24,005	619,569
Xencor, Inc.A	4,793	107,028

		4,870,536

Health Care Equipment & Supplies - 1.68%
Atrion Corp.	113	71,053
AxoGen, Inc.A	6,977	67,468
Bioventus, Inc., Class AA	14,365	141,926
Cardiovascular Systems, Inc.A	6,153	100,048
LeMaitre Vascular, Inc.	1,704	77,907
Orthofix Medical, Inc.A	7,064	194,189
STAAR Surgical Co.A	1,553	102,405
Surmodics, Inc.A	1,244	48,802

		803,798

Health Care Providers & Services - 1.45%
CorVel Corp.A	2,061	307,419
Innovage Holding Corp.A B	65,645	318,378
National Research Corp.	1,867	67,007

		692,804

Health Care Technology - 1.19%
Computer Programs & Systems, Inc.A	4,183	133,396
HealthStream, Inc.A	6,196	126,213
NextGen Healthcare, Inc.A	16,983	307,562

		567,171

Pharmaceuticals - 1.59%
Corcept Therapeutics, Inc.A	7,428	154,799
Harmony Biosciences Holdings, Inc.A	2,788	121,557
Phibro Animal Health Corp., Class A	25,042	481,057

		757,413

Total Health Care		7,691,722

Industrials - 15.76%
Air Freight & Logistics - 0.30%
Radiant Logistics, Inc.A	21,699	143,864

Building Products - 3.75%
Gibraltar Industries, Inc.A	3,514	146,745
Patrick Industries, Inc.	9,765	586,974
Simpson Manufacturing Co., Inc.	1,700	184,195
UFP Industries, Inc.	11,282	870,970

		1,788,884

Commercial Services & Supplies - 1.86%
Brady Corp., Class A	3,445	167,117
BrightView Holdings, Inc.A	25,246	328,198

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Industrials - 15.76% (continued)
Commercial Services & Supplies - 1.86% (continued)
Cimpress PLCA	5,288	$230,451
Interface, Inc.	11,185	160,952

		886,718

Construction & Engineering - 0.31%
IES Holdings, Inc.A	4,858	150,064

Electrical Equipment - 0.14%
Preformed Line Products Co.	1,116	69,181

Machinery - 2.20%
Alamo Group, Inc.	1,157	136,098
Franklin Electric Co., Inc.	2,515	185,406
Mueller Industries, Inc.	8,043	433,116
Shyft Group, Inc.	3,113	69,077
Tennant Co.	1,652	102,820
TriMas Corp.	4,331	122,048

		1,048,565

Professional Services - 2.00%
Atlas Technical Consultants, Inc.A	5,864	47,968
Forrester Research, Inc.A	1,199	62,744
Kelly Services, Inc., Class A	28,207	563,012
Kforce, Inc.	2,755	180,948
Resources Connection, Inc.	5,333	98,500

		953,172

Road & Rail - 0.69%
PAM Transportation Services, Inc.A	2,319	64,584
Universal Logistics Holdings, Inc.	9,503	265,039

		329,623

Trading Companies & Distributors - 4.51%
Applied Industrial Technologies, Inc.	4,440	459,140
Beacon Roofing Supply, Inc.A	14,046	862,565
Distribution Solutions Group, Inc.A	1,426	54,744
DXP Enterprises, Inc.A	4,432	135,974
Rush Enterprises, Inc., Class A	12,504	637,454

		2,149,877

Total Industrials		7,519,948

Information Technology - 12.77%
Communications Equipment - 1.05%
Casa Systems, Inc.A	28,381	124,876
DZS, Inc.A	8,054	140,864
Ribbon Communications, Inc.A	83,138	235,281

		501,021

Electronic Equipment, Instruments & Components - 4.43%
ePlus, Inc.A	10,861	616,253
FARO Technologies, Inc.A	2,029	65,374
OSI Systems, Inc.A	4,531	380,242
ScanSource, Inc.A	27,222	1,054,580

		2,116,449

IT Services - 2.26%
Brightcove, Inc.A	9,046	63,684
CSG Systems International, Inc.	5,421	337,132
Hackett Group, Inc.	4,325	88,619

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Information Technology - 12.77% (continued)
IT Services - 2.26% (continued)
TTEC Holdings, Inc.	8,704	$586,998

		1,076,433

Semiconductors & Semiconductor Equipment - 2.77%
Amkor Technology, Inc.	42,338	865,389
FormFactor, Inc.A	5,923	243,198
Semtech Corp.A	3,321	212,843

		1,321,430

Software - 2.01%
Alarm.com Holdings, Inc.A	3,647	230,600
Altair Engineering, Inc., Class AA	2,751	151,195
Appfolio, Inc., Class AA	1,058	105,990
Benefitfocus, Inc.A B	7,861	71,535
CommVault Systems, Inc.A	3,754	229,032
OneSpan, Inc.A	5,203	68,836
SPS Commerce, Inc.A	948	101,474

		958,662

Technology Hardware, Storage & Peripherals - 0.25%
Avid Technology, Inc.A	4,070	119,210

Total Information Technology		6,093,205

Materials - 3.82%
Chemicals - 1.04%
Hawkins, Inc.	2,612	94,450
Innospec, Inc.	2,644	269,767
Tredegar Corp.	10,807	130,873

		495,090

Containers & Packaging - 0.32%
Myers Industries, Inc.	6,386	151,987

Metals & Mining - 2.46%
Olympic Steel, Inc.	11,115	379,800
Ryerson Holding Corp.	26,403	795,786

		1,175,586

Total Materials		1,822,663

Real Estate - 6.44%
Equity Real Estate Investment Trusts (REITs) - 3.07%
Alexander’s, Inc.	386	93,508
Diversified Healthcare Trust	224,943	510,621
Franklin Street Properties Corp.	16,984	76,768
Industrial Logistics Properties Trust	5,482	83,655
PotlatchDeltic Corp.	11,232	589,231
Saul Centers, Inc.	2,259	110,826

		1,464,609

Real Estate Management & Development - 3.37%
Forestar Group, Inc.A	36,584	606,563
Kennedy-Wilson Holdings, Inc.	9,116	191,983
Marcus & Millichap, Inc.	12,400	519,312
RMR Group, Inc., Class A	9,756	292,875

		1,610,733

Total Real Estate		3,075,342

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.28% (continued)
Utilities - 2.91%
Electric Utilities - 2.91%
MGE Energy, Inc.	5,683	$451,059
Otter Tail Corp.	14,315	936,058

		1,387,117

Total Utilities		1,387,117

Total Common Stocks (Cost $48,551,839)		45,939,771

SHORT-TERM INVESTMENTS - 3.47% (Cost $1,655,053)
Investment Companies - 3.47%
American Beacon U.S. Government Money Market Select Fund, 0.50%C D	1,655,053	1,655,053

SECURITIES LENDING COLLATERAL - 0.64% (Cost $307,834)
Investment Companies - 0.64%
American Beacon U.S. Government Money Market Select Fund, 0.50%C D	307,834	307,834

TOTAL INVESTMENTS - 100.39% (Cost $50,514,726)		47,902,658
LIABILITIES, NET OF OTHER ASSETS - (0.39%)		(187,445)

TOTAL NET ASSETS - 100.00%		$47,715,213

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	18	June 2022	$1,603,071	$1,675,710	$72,639

			$1,603,071	$1,675,710	$72,639

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2022, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$45,939,771	$—	$—	$45,939,771
Short-Term Investments	1,655,053	—	—	1,655,053
Securities Lending Collateral	307,834	—	—	307,834

Total Investments in Securities - Assets	$47,902,658	$—	$—	$47,902,658

Financial Derivative Instruments - Assets
Futures Contracts	$72,639	$—	$—	$72,639

Total Financial Derivative Instruments - Assets	$72,639	$—	$—	$72,639

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of May 31, 2022, the Trust consists of twenty-eight active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$5,560	$5,725	$—	$5,725
Zebra Small Cap Equity	1,521,190	307,834	1,327,179	1,635,013

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2021 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2022 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,473,165,281	$26,728,057	$(104,618,151)	$(77,890,094)
Sound Point Floating Rate Income	654,108,708	8,687,267	(45,901,132)	(37,213,865)
The London Company Income Equity	1,273,169,085	590,008,856	(23,811,387)	566,197,469
Zebra Small Cap Equity	50,514,726	3,327,159	(5,939,227)	(2,612,068)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of May 31, 2022, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$—	$37,135,711
Sound Point Floating Rate Income	47,334,712	155,994,068
The London Company Income Equity	—	—
Zebra Small Cap Equity	—	—